Share-Based Compensation (Details 3) (Stock options, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Stock options
Outstanding at the beginning of the period (in shares)	5,169,567	5,349,942	5,824,106
Granted (in shares)	1,792,820	0	0
Exercised (in shares)		(178,750)
Forfeited or cancelled (in shares)	(51,575)	(1,625)	(474,164)
Outstanding at the end of the period (in shares)	6,910,812	5,169,567	5,349,942
Vested and expected to vest at the end of the period (in shares)	6,910,812
Exercisable at the end of the period (in shares)	5,734,302
Weighted Average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 4.58	$ 4.55	$ 4.63
Granted (in dollars per share)	$ 4.17
Exercised (in dollars per share)		$ (3.65)
Forfeited or cancelled (in dollars per share)	$ (3.80)	$ (8.31)	$ 5.46
Outstanding at the end of the period (in dollars per share)	$ 4.48	$ 4.58	$ 4.55
Vested and expected to vest at the end of the period (in dollars per share)	$ 4.48
Exercisable at the end of the period (in dollars per share)	$ 3.80
Weighted Average remaining contractual term
Outstanding at the end of the period	5 years 6 months 15 days
Vested and expected to vest at the end of the period	5 years 6 months
Exercisable at the end of the period	4 years 10 months 2 days
Aggregate intrinsic Value
Exercised		$ 638
Outstanding at the end of the period	497
Vested and expected to vest at the end of the period	497
Exercisable at the end of the period	491
Additional disclosures
Weighted average option grant date fair value (in dollars per share)	$ 2.93
Aggregate grant date fair value	$ 5,255
Weighted average assumptions
Expected term			5 years 6 months
Minimum
Weighted average assumptions
Expected volatility (as a percent)	86.96%
Expected dividends yield (as a percent)	0.00%
Expected term	5 years 6 months
Risk-free interest rate (per annum) (as a percent)	0.12%
Estimated fair value of underlying ordinary shares (in dollars per share)	$ 2.09
Maximum
Weighted average assumptions
Expected volatility (as a percent)	88.76%
Expected term	6 years 3 months
Risk-free interest rate (per annum) (as a percent)	1.44%
Estimated fair value of underlying ordinary shares (in dollars per share)	$ 2.99